united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value

	SHORT-TERM NVESTMENT - 48.08%
	MONEY MARKET FUND - 48.08%
1,260,376	Morgan Stanley Institutional Liquidity Fund - Prime Portfolio, 0.00% +	$ 1,260,376
	TOTAL SHORT-TERM NVESTMENT - (Cost - $1,260,376)

	TOTAL INVESTMENTS - 48.08%
	(Cost - $1,260,376)	$ 1,260,376
	SECURITIES SOLD SHORT - (97.05) %	(2,544,272)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 148.97%	3,905,519
	NET ASSETS - 100.00%	$ 2,621,623

	SECURITIES SOLD SHORT - 97.05%
	BANKS - 3.40%
865	Citigroup, Inc.	44,565
4,034	Huntington Bancshares, Inc.	44,576
		89,141
	BUILDING MATERIALS - 5.10%
943	Fortune Brands Home & Security, Inc.	44,774
1,663	Masco Corp.	44,402
1,667	USG Corp. *	44,509
		133,685
	CHEMICALS - 2.24%
393	Monsanto Co.	44,228
173	Valspar Corp.	14,537
		58,765
	COMMERCIAL SERVICES - 1.70%
338	Towers Watson & Co.	44,679

	COSMETICS - 1.69%
533	Estee Lauder Cos, Inc.	44,324

	DISTRIBUTION/WHOLESALE - 4.72%
1,906	Fastenal Co.	78,975
1,434	HD Supply Holdings, Inc. *	44,676
		123,651
	DIVERSIFIED FINANCIAL SERVICES - 4.89%
2,790	E*Trade Financial Corp. *	79,668
2,100	Santander Consumer USA Holdings, Inc.	48,594
		128,262
	ENVIRONMENTAL CONTROL - 0.80%
150	Stericycle, Inc. *	21,065

	FOOD - 9.39%
695	Hain Celestial Group, Inc. *	44,515
779	Hormel Foods Corp.	44,286
678	JM Smucker Co.	78,465
2,089	Sysco Corp.	78,818
		246,084
	HEALTHCARE PRODUCTS - 5.92%
1,544	DENTSPLY International, Inc.	78,574
358	Sirona Dental Systems, Inc. *	32,216
471	Varian Medical Systems, Inc. *	44,316
		155,106
	HEALTHCARE SERVICES - 3.38%
351	Laboratory Corp of America Holdings *	44,258
576	Quest Diagnostics, Inc.	44,266
		88,524

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value

	HOME BUILDERS - 4.66%
33	NVR, Inc. *	$ 43,846
3,523	PulteGroup, Inc.	78,316
		122,162
	HOME FURNISHINGS - 1.69%
963	Leggett & Platt, Inc.	44,385

	HOUSEHOLD PRODUCTS/WARES - 1.69%
402	Clorox Co.	44,377

	LEISURE TIME - 9.41%
1,534	Brunswick Corp.	78,924
1,303	Harley Davidson, Inc.	79,144
840	Jarden Corp. *	44,436
314	Polaris Industries, Inc.	44,305
		246,809
	OIL & GAS - 3.38%
533	Anadarko Petroleum Corp.	44,138
485	EOG Resources, Inc.	44,470
		88,608
	REITS - 1.70%
578	Taubman Centers, Inc.	44,581

	RETAIL - 11.39%
1,163	Best Buy Co., Inc.	43,950
1,064	Coach, Inc.	44,082
292	Costco Wholesale Corp.	44,237
588	Dollar General Corp.	44,323
930	Dunkin' Brands Group, Inc.	44,231
970	Nordstrom, Inc.	77,910
		298,733
	SEMICONDUCTORS - 2.99%
3,744	NVIDIA Corp.	78,343

	SOFTWARE - 9.58%
3,475	Activision Blizzard, Inc.	78,969
959	Check Point Software Techonologies Ltd. *	78,609
600	Oracle Corp.	25,890
1,310	Rackspace Hosting, Inc. *	67,582
		251,050
	TELECOMMUNICATIONS - 3.94%
1,617	Cisco Systems, Inc.	44,508
12,400	Sprint Corp. *	58,776
		103,284
	TEXTILES - 1.69%
238	Mohawk Industries, Inc. *	44,209

	TRANSPORTATION - 1.70%
607	CH Robinson Worldwide, Inc.	44,445

	TOTAL SECURITIES SOLD SHORT	2,544,272
	(Proceeds- $2,361,749)

* Non-Income producing security.
+ Variable rate security - interest rate is as of March 31, 2015.
REITS - Real Estate Investment Trusts
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities held short, is 1,053,221 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 24,307
	Unrealized depreciation	(254,982)
	Net unrealized depreciation	$ (230,675)

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Security Valuation – The Fund’s securities, including securities sold short, are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 1,260,376	$ -	$ -	$ 1,260,376
Total	$ 1,260,376	$ -	$ -	$ 1,260,376
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 2,544,272	$ -	$ -	$ 2,544,272
Total	$ 2,544,272	$ -	$ -	$ 2,544,272
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, or Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
* See Portfolio of Investments for industry classification.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Amounts reflected as deposits for short sales in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral for short sales.

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in the Morgan Stanley Institutional Liquidity Fund - Prime Portfolio, (“Morgan Stanley”). The Fund may redeem its investment from Morgan Stanley at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Morgan Stanley. The financial statements of Morgan Stanley including the portfolio of investments, can be found at www.morganstanley.com or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2015 the percentage of the Fund’s net assets invested in Morgan Stanley was 48.08%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 5/22/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 5/22/15

By

*/s/ Brian Curley

Brian Curley, Treasurer

Date 5/22/15